Vendor Deposits (Details Narrative) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Vendor Deposits
Vendor Deposits	$ 88	$ 20	$ 38
Purchase of new equipment	$ 68